SCHEDULE OF COMPANY’S ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Convertible promissory notes		$ 5,739			$ 4,248
Warrant liabilities		2,934			949
SAFE liabilities		10,109			7,673
Total liabilities		18,782			12,870
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Convertible promissory notes
Warrant liabilities
SAFE liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Convertible promissory notes
Warrant liabilities
SAFE liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Convertible promissory notes		5,739	$ 4,832	$ 4,457	4,248	$ 4,819
Warrant liabilities		2,934			949
SAFE liabilities		10,109			7,673
Total liabilities		$ 18,782			$ 12,870